                                THE VALIANT FUND




















                                  Annual Report
                                 August 31, 2001

THE VALIANT FUND
Annual Report - August 31, 2001

Table of Contents


                                                                    Page
                                                                    ----


U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                     1
Statement of Assets and Liabilities                                   2
Statement of Operations                                               2
Statement of Changes in Net Assets                                    3
Financial Highlights                                                  4

U.S. TREASURY INCOME PORTFOLIO
Statement of Assets and Liabilities                                   6
Statement of Operations                                               6
Statement of Changes in Net Assets                                    7
Financial Highlights                                                  8

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                     9
Statement of Assets and Liabilities                                  11
Statement of Operations                                              11
Statement of Changes in Net Assets                                   12
Financial Highlights                                                 13

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                    15
Statement of Assets and Liabilities                                  18
Statement of Operations                                              18
Statement of Changes in Net Assets                                   19
Financial Highlights                                                 20

Notes to Financial Statements                                        21

Report of Independent Accountants                                    26

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2001

                                                                     MATURITY               PRINCIPAL                     AMORTIZED
                                                     RATE              DATE                  AMOUNT                          COST
                                                     ----              ----                  ------                          ----
U.S. TREASURY OBLIGATIONS - 42.3%
U.S. TREASURY BILLS - 29.0%
                                                                       9/6/01            $200,000,000                  $199,904,826
                                                                                                                       ------------
U.S. TREASURY NOTES - 13.3%
                                                     5.88%           10/31/01              30,000,000                    29,985,958
                                                     6.38             1/31/02               5,000,000                     5,022,477
                                                     7.50             5/15/02              20,000,000                    20,481,265
                                                     6.63             5/31/02              10,000,000                    10,186,911
                                                     6.38             8/15/02              25,000,000                    25,650,021
                                                                                                                         ----------
                                                                                                                         91,326,632
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $291,231,458)                                                           291,231,458
                                                                                                                        -----------
REPURCHASE AGREEMENTS - 57.8%

JP Morgan Co., 3.66% due 9/4/01, with a                                                   150,000,000                   150,000,000
maturity value of $150,061,000 (Collateralized by
various GNMA bonds)

Morgan Stanley Co., 3.64% due 9/4/01, with a                                               30,000,000                    30,000,000
maturity value of $30,012,133 (Collateralized by
various GNMA bonds)

Salomon Smith Barney, Inc., 3.65% due 9/4/01,                                             160,000,000                   160,000,000
with a maturity value of $160,064,888
(Collateralized by various GNMA bonds)

The Goldman Sachs Group, Inc., 3.66% due                                                   27,500,000                    27,500,000
9/4/01, with a maturity value of $27,511,183
(Collateralized by various GNMA bonds)

UBS Paine Webber, 3.68% due 9/4/01, with a                                                 30,000,000                    30,000,000
maturity value of $30,012,267 (Collateralized by                                                                         ----------
various GNMA bonds)

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $397,500,000)                                                               397,500,000
                                                                                                                        -----------



TOTAL INVESTMENTS (AMORTIZED COST $688,731,458) (a)   -   100.1%                                                        688,731,458
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.1)%                                                                         (654,509)
                                                                                                                          ---------

TOTAL NET ASSETS   -   100.0%                                                                                          $688,076,949
                                                                                                                       ============


------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association











                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2001


ASSETS:
Investments, at value                                                             $ 291,231,458
Repurchase agreements                                                               397,500,000
                                                                          ----------------------
    Total investments                                                               688,731,458
Cash                                                                                     73,976
Interest receivable                                                                   1,348,229
Other assets                                                                              9,098
                                                                          ----------------------
    TOTAL ASSETS                                                                    690,162,761

LIABILITIES:
Dividends payable                                              $1,689,411
Accrued expenses and other liabilities:
    Investment manager                                            104,092
    Distribution and shareholder servicing                        292,309
                                                       -------------------
    TOTAL LIABILITIES                                                                 2,085,812
                                                                          ----------------------
NET ASSETS                                                                        $ 688,076,949
                                                                          ======================

Composition of Net Assets:
Capital                                                                           $ 688,342,856
Undistributed net investment income                                                      51,967
Accumulated net realized losses from
    investment transactions                                                            (317,874)
                                                                          ----------------------
Net Assets                                                                        $ 688,076,949
                                                                          ======================

Class A Shares
    Net Assets                                                                    $  10,354,829
    Shares Outstanding                                                               10,378,274
    Net Asset Value, Offering Price and
      Redemption Price per share                                                  $        1.00
                                                                          ======================

Class B Shares
    Net Assets                                                                    $ 117,212,732
    Shares Outstanding                                                              117,224,451
    Net Asset Value, Offering Price and
      Redemption Price per share                                                  $        1.00
                                                                          ======================

Class D Shares
    Net Assets                                                                    $ 339,659,228
    Shares Outstanding                                                              339,872,434
    Net Asset Value, Offering Price and
      Redemption Price per share                                                  $        1.00
                                                                          ======================

Class E Shares
    Net Assets                                                                    $ 220,850,160
    Shares Outstanding                                                              220,867,696
    Net Asset Value, Offering Price and
      Redemption Price per share                                                         $ 1.00
                                                                          ======================


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2001



INVESTMENT INCOME:
Interest                                                                          $  29,575,158
                                                                          ----------------------
    TOTAL INVESTMENT INCOME                                                          29,575,158
EXPENSES:
Investment manager                                             $1,136,307
Distribution and shareholder servicing:
    Class B Shares                                                172,523
    Class D Shares                                              1,859,335
    Class E Shares                                              1,075,517
Other                                                              16,145
                                                       ------------------
    Total expenses before contractual
      fee reimbursements                                                              4,259,827
    Contractual fee reimbursements                                                      (65,437)
                                                                          ----------------------
    NET EXPENSES                                                                      4,194,390
                                                                          ----------------------
NET INVESTMENT INCOME                                                                25,380,768
                                                                          ----------------------
NET REALIZED LOSSES FROM INVESTMENT
    TRANSACTIONS                                                                            (25)
                                                                          ----------------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                    $  25,380,743
                                                                          ======================



                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 FOR THE                FOR THE
                                                                YEAR ENDED             YEAR ENDED
                                                                AUGUST 31,             AUGUST 31,
                                                                   2001                  2000
                                                              -------------         -------------
Investment Activities:
OPERATIONS:
      Net investment income                                   $  25,380,768         $  22,503,260
      Net realized losses from investment transactions                  (25)               (4,109)
                                                              -------------         -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   25,380,743            22,499,151
                                                              -------------         -------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                               (642,547)           (1,017,876)
      Class B Shares                                             (2,188,130)           (3,046,760)
      Class D Shares                                            (16,914,445)          (13,316,424)
      Class E Shares                                             (5,635,646)           (5,122,200)
                                                              -------------         -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                 (25,380,768)          (22,503,260)
                                                              -------------         -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                  218,837,565           172,131,305
                                                              -------------         -------------
CHANGE IN NET ASSETS                                            218,837,540           172,127,196

NET ASSETS:
      Beginning of period                                       469,239,409           297,112,213
                                                              -------------         -------------
      End of period                                           $ 688,076,949         $ 469,239,409
                                                              =============         =============



                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS CLASS A SHARES



                                                                              FOR THE YEARS ENDED AUGUST 31,
                                                               ------------------------------------------------------------
                                                                   2001         2000         1999         1998         1997
                                                               --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period                           $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
    Net investment income                                          0.05         0.06         0.05         0.05         0.05
    Net realized gains/(losses) from investment transactions      (0.00)*      (0.00)*      (0.00)*      (0.00)*       0.00*
                                                               --------     --------     --------     --------     --------
    Total from investment activities                               0.05         0.06         0.05         0.05         0.05
                                                               --------     --------     --------     --------     --------
DIVIDENDS
    Net investment income                                         (0.05)       (0.06)       (0.05)       (0.05)       (0.05)
                                                               --------     --------     --------     --------     --------
    Total dividends                                               (0.05)       (0.06)       (0.05)       (0.05)       (0.05)
                                                               --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               ========     ========     ========     ========     ========
TOTAL RETURN                                                       5.30%        5.66%        4.77%        5.43%        5.30%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $ 10,355     $ 15,725     $ 15,088     $ 31,185     $ 23,063
Ratio of expenses to average net assets                            0.20%        0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to average net assets               5.13%        5.55%        4.69%        5.27%        5.12%


FINANCIAL HIGHLIGHTS CLASS A SHARES


                                                                               FOR THE YEARS ENDED AUGUST 31,
                                                               ------------------------------------------------------------
                                                                    2001        2000        1999         1998          1997
                                                               ---------     -------    --------    ---------     ---------
Net Asset Value, Beginning of Period                           $    1.00     $  1.00    $   1.00    $    1.00     $    1.00
                                                               ---------     -------    --------    ---------     ---------
INVESTMENT ACTIVITIES
    Net investment income                                           0.05        0.05        0.04         0.05          0.05
    Net realized gains/(losses) from investment transactions       (0.00)*     (0.00)*     (0.00)*      (0.00)*        0.00*
                                                               ---------     -------    --------    ---------     ---------
    Total from investment activities                                0.05        0.05        0.04         0.05          0.05
                                                               ---------     -------    --------    ---------     ---------
DIVIDENDS
    Net investment income                                          (0.05)      (0.05)      (0.04)       (0.05)        (0.05)
                                                               ---------     -------    --------    ---------     ---------
    Total dividends                                                (0.05)      (0.05)      (0.04)       (0.05)        (0.05)
                                                               ---------     -------    --------    ---------     ---------
NET ASSET VALUE, END OF PERIOD                                 $    1.00     $  1.00    $   1.00    $    1.00     $    1.00
                                                               =========     =======    ========    =========     =========
TOTAL RETURN                                                        5.04%       5.39%       4.51%        5.17%         5.04%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $ 117,213     $41,893    $ 64,266    $ 326,675     $ 300,437
Ratio of expenses to average net assets                             0.45%       0.45%       0.45%        0.45%         0.45%
Ratio of net investment income to average net assets                4.44%       5.20%       4.42%        5.05%         4.93%



* Less than $0.005 per share.






                       See notes to financial statements.

THE VALLANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS CLASS D SHARES



                                                                                  FOR THE YEARS ENDED AUGUST 31,
                                                               -----------------------------------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                               ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period                           $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               ---------     ---------     ---------     ---------     ---------
INVESTMENT ACTIVITIES
    Net investment income                                           0.05          0.05          0.04          0.05          0.05
    Net realized gains/(losses) from investment transactions       (0.00)*       (0.00)*       (0.00)*       (0.00)*        0.00*
                                                               ---------     ---------     ---------     ---------     ---------
    Total from investment activities                                0.05          0.05          0.04          0.05          0.05
                                                               ---------     ---------     ---------     ---------     ---------
DIVIDENDS
    Net investment income                                          (0.05)        (0.05)        (0.04)        (0.05)        (0.05)
                                                               ---------     ---------     ---------     ---------     ---------
    Total dividends                                                (0.05)        (0.05)        (0.04)        (0.05)        (0.05)
                                                               ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                 $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               =========     =========     =========     =========     =========
TOTAL RETURN                                                        4.77%         5.13%         4.25%         4.91%         4.78%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $ 339,659     $ 269,929     $ 204,713     $ 161,901     $ 101,401
Ratio of expenses to average net assets                             0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income to average net assets                4.55%         5.04%         4.16%         4.79%         4.69%





FINANCIAL HIGHLIGHTS CLASS E SHARES





                                                                                                    FOR THE PERIOD
                                                            FOR THE YEARS ENDED AUGUST 31,          APRIL 6, 1999
                                                            --------------------------------         TO AUGUST 31,
                                                                   2001                 2000             1999(a)
                                                            -----------          -----------          -----------
Net Asset Value, Beginning of Period                        $      1.00          $      1.00          $      1.00
                                                            -----------          -----------          -----------
INVESTMENT ACTIVITIES
    Net investment income                                          0.04                 0.05                 0.02
    Net realized losses from investment transactions              (0.00)*              (0.00)*              (0.00)*
                                                            -----------          -----------          -----------
    Total from investment activities                               0.04                 0.05                 0.02
                                                            -----------          -----------          -----------
DIVIDENDS
    Net investment income                                         (0.04)               (0.05)               (0.02)
                                                            -----------          -----------          -----------
    Total dividends                                               (0.04)               (0.05)               (0.02)
                                                            -----------          -----------          -----------
NET ASSET VALUE, END OF PERIOD                              $      1.00          $      1.00          $      1.00
                                                            ===========          ===========          ===========
TOTAL RETURN                                                       4.46%                4.82%           1.54% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $   220,850          $   141,693          $    13,086
Ratio of expenses to average net assets                            1.00%                1.00%                0.99%(c)
Ratio of net investment income to average net assets               4.19%                5.31%                3.81%(c)

* Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.






                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001


ASSETS:
Cash                                                                                     $  985
                                                                          ----------------------
    TOTAL ASSETS                                                                            985

LIABILITIES:
Accrued expenses:
    Investment manager                                           $    364
                                                       -------------------
    TOTAL LIABILITIES                                                                       364
                                                                          ----------------------
NET ASSETS                                                                               $  621
                                                                          ======================

COMPOSITION OF NET ASSETS:
Capital                                                                                  $  622
Undistributed net investment income                                                          84
Accumulated net realized losses from
    investment transactions                                                                 (85)
                                                                          ----------------------
NET ASSETS                                                                               $  621
                                                                          ======================

Shares Outstanding                                                                          620
                                                                          ======================
    Net Asset Value, Offering Price
      and Redemption Price per share                                                     $ 1.00
                                                                          ======================




STATEMENT OF OPERATIONS
For the period December 6, 2000 to January 24, 2001*


INVESTMENT INCOME:
Interest                                                                              $ 250,877
                                                                          ----------------------
    TOTAL INVESTMENT INCOME                                                             250,877
EXPENSES:
Investment manager                                               $ 9,454
                                                       ------------------
    NET EXPENSES                                                                          9,454
                                                                         -----------------------
NET INVESTMENT INCOME                                                                   241,423
                                                                         -----------------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                        $ 241,423
                                                                         =======================


* The Portfolio operated from December 6, 2000 to January 24, 2001.


















                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                      FOR THE PERIOD        FOR THE PERIOD
                                                        DECEMBER 6,           DECEMBER 7,
                                                      2000 TO JANUARY       1999 TO JANUARY
                                                        24, 2001(a)           19, 2000(b)
                                                       -------------         -------------
Investment Activities:
OPERATIONS:
      Net investment income                            $     241,423         $     360,234
                                                       -------------         -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS               241,423               360,234
                                                       -------------         -------------

DIVIDENDS:
    Net investment income                                   (241,423)             (360,234)
                                                       -------------         -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS             (241,423)             (360,234)
                                                       -------------         -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued                           60,869,469           129,146,313
    Dividends reinvested                                           2                     3
    Cost of shares redeemed                              (60,869,467)         (129,146,313)
                                                       -------------         -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     4                     3
                                                       -------------         -------------
CHANGE IN NET ASSETS                                               4                     3
NET ASSETS:
    Beginning of period                                          617                   614
                                                       -------------         -------------
    End of period                                      $         621         $         617
                                                       =============         =============
SHARE TRANSACTIONS:
    Issued                                                60,869,467           129,146,313
    Reinvested                                                     2                     3
    Redeemed                                             (60,869,467)         (129,146,313)
                                                       -------------         -------------
CHANGE IN SHARES                                                   2                     3
                                                       =============         =============

(a)  The Portfolio operated from December 6, 2000 to January 24, 2001.
(b)  The Portfolio operated from December 7, 1999 to January 19, 2000.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES


                                                                              FOR THE PERIODS ENDED
                                                         -----------------------------------------------------------------

                                                         2001(a)        2000(b)        1999(c)        1998(d)     1997(e)
                                                         -------        -------        -------        -------     -------
Net Asset Value, Beginning of Period                     $ 1.00         $ 1.00         $ 1.00         $ 1.00      $ 1.00
                                                         ------         ------         ------         ------      ------
INVESTMENT ACTIVITIES
    Net investment income                                  0.01           0.01           0.00*          0.01        0.01
    Net realized losses from investment transactions          -              -              -              -       (0.00)*
                                                         ------         ------         ------         ------      ------
    Total from Investment Activities                       0.01           0.01           0.00*          0.01        0.01
                                                         ------         ------         ------         ------      ------
DIVIDENDS
    Net investment income                                 (0.01)         (0.01)         (0.00)*        (0.01)      (0.01)
                                                         ------         ------         ------         ------      ------
    Total Dividends                                       (0.01)         (0.01)         (0.00)*        (0.01)      (0.01)
                                                         ------         ------         ------         ------      ------
NET ASSET VALUE, END OF PERIOD                           $ 1.00         $ 1.00         $ 1.00         $ 1.00      $ 1.00
                                                         ======         ======         ======         ======      ======
TOTAL RETURN                                               0.68%(f)       0.51%(f)       0.40%(f)       0.74%(f)    0.54%(f)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $    1         $    1         $    1         $   25      $   25
Ratio of expenses to average net assets                    0.20%(g)       0.20%(g)       0.20%(g)       0.20%(g)    0.20%(g)
Ratio of net investment income to average net assets       5.11%(g)       4.21%(g)       3.69%(g)       4.83%(g)    4.24%(g)



* Less than $0.005 per share.
(a) The Portfolio operated from December 6, 2000 to January 24, 2001.
(b) The Portfolio operated from December 7, 1999 to January 19, 2000.
(c) The Portfolio operated from December 14, 1998 to January 22, 1999.
(d) The Portfolio operated from December 17, 1997 to February 11, 1998.
(e) The Portfolio operated from December 13, 1996 to January 30, 1997.
(f) Not annualized.
(g) Annualized.



                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2001


                                                                               MATURITY              PRINCIPAL           AMORTIZED
                                                                RATE             DATE                 AMOUNT                COST
                                                                ----             ----                 ------                ----
COMMERCIAL PAPER - 61.1%
ASSET BACKED SECURITIES - 21.8%
GMAC Residential Holding Corp                                  3.78%             9/4/01            $ 20,000,000       $  19,993,722
Market Street Funding                                          3.50             10/4/01              30,000,000          29,903,751
MPF Limited                                                    3.77              9/7/01              30,000,000          29,981,301
Special Purpose Accounts Receivable                            3.66             9/13/01              10,000,000           9,987,800
Special Purpose Accounts Receivable                            3.65             9/21/01              20,000,000          19,959,444
                                                                                                                        ----------
                                                                                                                        109,826,018
                                                                                                                        -----------
BANKING - 8.9%
Banco Continental de Panama SA                                 3.62             1/18/02              10,000,000           9,860,228
Bank Argentina SA                                              3.40             2/19/02              10,000,000           9,838,500
Unibanco-Uniao de Bancos Brasil                                3.45            11/13/01              25,500,000          25,321,606
                                                                                                                         ----------
                                                                                                                         45,020,334
                                                                                                                         ----------
BROKER / DEALERS - 3.9%
Lehman Brothers Holdings Inc.                                  4.46             11/7/01              20,000,000          19,838,083
                                                                                                                         ----------
FINANCIAL SERVICES - 21.5%
Caterpillar Financial Services                                 3.42            11/15/01              20,000,000          19,857,500
GTL Financial Corp                                             3.40            11/20/01              30,000,000          29,773,333
Lexington Parker Capital                                       3.58             1/25/02              30,000,000          29,564,433
Verizon Network Funding                                        3.58            10/26/01              15,000,000          14,918,646
Verizon Network Funding                                        3.46             11/8/01              15,000,000          14,902,817
                                                                                                                         ----------
                                                                                                                        109,016,729
                                                                                                                        -----------
UTILITIES - 5.0%
Electric Reliability Council of Texas                          3.71            10/11/01              10,000,000          10,000,000
Electric Reliability Council of Texas                          3.56             11/8/01              15,300,000          15,300,000
                                                                                                                         ----------
                                                                                                                         25,300,000
                                                                                                                         ----------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $309,001,164)                                                                    309,001,164
                                                                                                                        -----------
CERTIFICATES OF DEPOSIT - 12.4%
BANKING - 12.4%
Commerzbank AG                                                 4.12              5/9/02              20,000,000          19,998,667
Commerzbank AG                                                 3.56             6/11/02              10,000,000           9,999,617
Harris Trust & Savings                                         3.73            12/18/01              25,000,000          24,999,999
Rabobank Nederland                                             5.40              1/8/02               8,000,000           7,999,457
                                                                                                                          ---------
TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $62,997,740)                                                               62,997,740
                                                                                                                         ----------
MUNICIPAL NOTES AND BONDS - 8.0%
ALABAMA - 3.8%
Auburn Taxable Revenue Series B*                               3.60              9/5/01               7,450,000           7,450,000
Meadow Brook*                                                  3.70              9/6/01              12,300,000          12,300,000
                                                                                                                         ----------
                                                                                                                         19,750,000
                                                                                                                         ----------
ILLINOIS - 0.9%
Upper Illinois River Valley Development*                       3.65              9/6/01               4,595,000           4,595,000
                                                                                                                          ---------
NEBRASKA - 2.2%
Public Power                                                   3.65             11/7/01              11,000,000          11,000,000
                                                                                                                         ----------
NEW YORK - 0.6%
Approach Partnership*                                          3.65              9/6/01               1,000,000           1,000,000
New York Metropolitan Transportation                           3.60              9/5/01               2,050,000           2,050,000
                                                                                                                          ---------
Authority*

                                                                                                                          3,050,000
                                                                                                                          ---------

                                   Continued

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2001

                                                                               MATURITY              PRINCIPAL          AMORTIZED
                                                               RATE              DATE                  AMOUNT              COST
                                                               ----              ----                  ------              ----
OHIO - 0.3%
Hopkins Waterhouse LLC*                                        3.66%             9/6/01          $    1,300,000        $  1,300,000
                                                                                                                        -----------
PENNSYLVANIA - 0.2%
Allegheny County,  Hospital Development                        3.65              9/6/01               1,025,000           1,025,000
                                                                                                                        -----------
Authority*

TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $40,720,000)                                                             40,720,000
                                                                                                                        -----------
BANKERS ACCEPTANCE - 5.9%
NATIONAL BANKS, COMMERCIAL - 5.9%
Bank of America                                                4.23             4/19/02              30,000,000          30,000,000
                                                                                                                        -----------
 OTAL BANKERS ACCEPTANCE (AMORTIZED COST $30,000,000)                                                                    30,000,000
                                                                                                                        -----------
CORPORATE OBLIGATIONS - 5.2%
FINANCIAL SERVICES - 1.3%
Wyoming Steel Investment*                                      3.70              9/6/01               4,300,000           4,300,000
Vista Funding Corporation*                                     3.65              9/6/01               2,220,000           2,220,000
                                                                                                                        -----------
                                                                                                                          6,520,000
                                                                                                                          ---------
HEALTH SERVICES - 0.2%
Riverview Medical Office Building*                             3.66              9/6/01               1,000,000           1,000,000
                                                                                                                        -----------
REAL ESTATE - 3.7%
Aztec Properties LLC*                                          3.70              9/6/01               2,705,000           2,705,000
CMW Real Estate LLC*                                           3.80              9/6/01               2,500,000           2,500,000
El Dorado Enterprises of Miami FL*                             3.63              9/6/01               9,530,000           9,530,000
El Dorado Enterprises of Miami FL*                             3.68              9/6/01               2,100,000           2,100,000
Ordeal Properties LLC*                                         3.65              9/5/01               1,815,000           1,815,000
                                                                                                                        -----------
                                                                                                                         18,650,000
                                                                                                                        -----------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $26,170,000)                                                                 26,170,000
                                                                                                                        -----------
U.S. GOVERNMENT AGENCIES - 4.9%
FREDDIE MAC - 4.9%
                                                                                11/1/01              25,000,000          24,851,736
                                                                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCIES (AMORTIZED COST $24,851,736)                                                              24,851,736
                                                                                                                        -----------
REPURCHASE AGREEMENTS - 2.6%
Salomon Smith Barney, Inc., 3.65% due 9/4/01,                                                        13,400,000          13,400,000
with a maturity value of $13,405,434                                                                                    -----------
(Collateralized by various GNMA bonds)

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $13,400,000)                                                                 13,400,000
                                                                                                                        -----------



TOTAL INVESTMENTS (AMORTIZED COST $507,140,640)(a)    -   100.1%                                                        507,140,640
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.1)%                                                                         (612,994)
                                                                                                                        -----------

TOTAL NET ASSETS   -   100.0%
                                                                                                                       $506,527,646
                                                                                                                        ===========

------------

* Variable rate investment. The rate presented represents rate in effect at August 31, 2001. The maturity date presented reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA     -Government National Mortgage Association
LLC      -Limited Liability Corporation
SA       -Societa Anonyme (French Corp.)


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001


ASSETS:
Investments, at value                                                              $ 493,740,640
Repurchase agreements                                                                 13,400,000
                                                                                 ----------------
    Total investments                                                                507,140,640
Cash                                                                                      76,581
Interest receivable                                                                    1,605,082
Other assets                                                                                788
                                                                                            ---
    TOTAL ASSETS                                                                     508,823,091

LIABILITIES:
Dividends payable                                              $2,031,478
Accrued expenses and other liabilities:
    Investment manager                                            113,415
    Distribution and shareholder servicing                        150,552
                                                            -------------
    TOTAL LIABILITIES                                                                  2,295,445
                                                                                 ----------------
NET ASSETS                                                                         $ 506,527,646
                                                                                 ================

COMPOSITION OF NET ASSETS:
Capital                                                                            $ 506,697,621
Accumulated net realized losses from
    investment transactions                                                             (169,975)
                                                                                 ----------------
NET ASSETS                                                                         $ 506,527,646
                                                                                 ================

Class A Shares
    Net Assets                                                                     $ 380,512,926
    Shares Outstanding                                                               380,706,853
    Net Asset Value, Offering Price
      and Redemption Price per share                                               $        1.00
                                                                                 ================

Class B Shares
    Net Assets                                                                     $   9,168,942
    Shares Outstanding                                                                 9,168,596
    Net Asset Value, Offering Price
      and Redemption Price per share                                               $        1.00
                                                                                 ================

Class D Shares
    Net Assets                                                                     $  16,861,498
    Shares Outstanding                                                                16,859,360
    Net Asset Value, Offering Price
      and Redemption Price per share                                               $        1.00
                                                                                 ================

Class E Shares
    Net Assets                                                                     $  99,984,280
    Shares Outstanding                                                                99,962,812
    Net Asset Value, Offering Price
      and Redemption Price per share                                               $        1.00
                                                                                 ================





STATEMENT OF OPERATIONS
For the year ended August 31, 2001


INVESTMENT INCOME:
Interest                                                                           $ 35,400,543
                                                                                 --------------
    TOTAL INVESTMENT INCOME                                                          35,400,543
EXPENSES:
Investment manager                                            $1,293,592
Distribution and shareholder servicing :
    Class B Shares                                                21,775
    Class D Shares                                                70,922
    Class E Shares                                             1,315,749
Other                                                             19,651
                                                            ------------
    Total expenses before contractual
      fee reimbursements                                                              2,721,689
    Contractual fee reimbursements                                                      (25,872)
                                                                                 ---------------
    NET EXPENSES                                                                      2,695,817
                                                                                 ---------------
NET INVESTMENT INCOME                                                                32,704,726
                                                                                 ---------------
NET REALIZED GAINS FROM INVESTMENT
    TRANSACTIONS                                                                        109,626
                                                                                 ---------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                     $ 32,814,352
                                                                                 ===============








                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE             FOR THE
                                                                    YEAR ENDED          YEAR ENDED
                                                                    AUGUST 31,          AUGUST 31,
                                                                       2001               2000
                                                                   -------------      -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                        $  32,704,726      $  23,210,571
      Net realized gains/(losses) from investment transactions           109,626            (12,899)
                                                                   -------------      -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        32,814,352         23,197,672
                                                                   -------------      -------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                 (24,761,835)       (19,440,893)
      Class B Shares                                                    (305,506)           (48,386)
      Class D Shares                                                    (682,300)          (392,806)
      Class E Shares                                                  (6,955,085)        (3,328,486)
                                                                   -------------      -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                      (32,704,726)       (23,210,571)
                                                                   -------------      -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                         8,116,048        211,778,075
                                                                   -------------      -------------
CHANGE IN NET ASSETS                                                   8,225,674        211,765,176

NET ASSETS:
      Beginning of period                                            498,301,972        286,536,796
                                                                   -------------      -------------
      End of period                                                $ 506,527,646      $ 498,301,972
                                                                   =============      =============





                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A


                                                                             FOR THE YEARS ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                2001         2000         1999         1998         1997
                                                              ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period                          $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITIES
    Net investment income                                          0.05         0.06         0.05         0.05         0.05
    Net realized gains/(losses) from investment transactions       0.00*       (0.00)*      (0.00)*       0.00*        0.00*
                                                              ---------    ---------    ---------    ---------    ---------
    Total from investment activities                               0.05         0.06         0.05         0.05         0.05
                                                              ---------    ---------    ---------    ---------    ---------
DIVIDENDS
    Net investment income                                         (0.05)       (0.06)       (0.05)       (0.05)       (0.05)
                                                              ---------    ---------    ---------    ---------    ---------
    Total dividends                                               (0.05)       (0.06)       (0.05)       (0.05)       (0.05)
                                                              ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              =========    =========    =========    =========    =========
TOTAL RETURN                                                       5.52%        5.97%        5.00%        5.54%        5.40%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                             $ 380,513    $ 394,118    $ 254,808    $ 272,980    $ 568,715
Ratio of expenses to average net assets                            0.20%        0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to average net assets               5.36%        5.89%        4.91%        5.40%        5.33%








FINANCIAL HIGHLIGHTS, CLASS B


                                                                             FOR THE YEARS ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                              ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period                          $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITIES
    Net investment income                                          0.05         0.06         0.05         0.05         0.05
    Net realized gains/(losses) from investment transactions       0.00*       (0.00)*      (0.00)*       0.00*        0.00*
                                                              ---------    ---------    ---------    ---------    ---------
    Total from investment activities                               0.05         0.06         0.05         0.05         0.05
                                                              ---------    ---------    ---------    ---------    ---------
DIVIDENDS
    Net investment income                                         (0.05)       (0.06)       (0.05)       (0.05)       (0.05)
                                                              ---------    ---------    ---------    ---------    ---------
    Total dividends                                               (0.05)       (0.06)       (0.05)       (0.05)       (0.05)
                                                              ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                              =========    =========    =========    =========    =========
TOTAL RETURN                                                       5.25%        5.71%        4.74%        5.28%        5.14%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                             $   9,169    $   4,793    $   1,569    $  17,602    $   9,155
Ratio of expenses to average net assets                            0.45%        0.45%        0.45%        0.45%        0.45%
Ratio of net investment income to average net assets               4.91%        5.61%        4.72%        5.16%        5.02%

* Less than $0.005 per share.



                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO



FINANCIAL HIGHLIGHTS, CLASS D

                                                           FOR THE        FOR THE PERIOD
                                                          YEAR ENDED     SEPTEMBER 27, 1999
                                                           AUGUST 31,       TO AUGUST 31,
                                                             2001             2000(a)
                                                          ----------        ----------
Net Asset Value, Beginning of Period                      $     1.00        $     1.00
                                                          ----------        ----------
INVESTMENT ACTIVITIES
    Net investment income                                       0.05              0.05
    Net realized losses from investment transactions            0.00*            (0.00)*
                                                          ----------        ----------
    Total from investment activities                            0.05              0.05
                                                          ----------        ----------
DIVIDENDS
    Net investment income                                      (0.05)            (0.05)
                                                          ----------        ----------
    Total dividends                                            (0.05)            (0.05)
                                                          ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $     1.00        $     1.00
                                                          ==========        ==========
TOTAL RETURN                                                    4.99%             5.10%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                         $   16,861        $   10,121
Ratio of expenses to average net assets                         0.70%             0.70%(c)
Ratio of net investment income to average net assets            4.81%             5.53%(c)






FINANCIAL HIGHLIGHTS, CLASS E


                                                                                           FOR THE PERIOD
                                                          FOR THE YEARS ENDED AUGUST 31,     MAY 5, 1999
                                                          ----------------------------       TO AUGUST 31,
                                                             2001              2000            1999(a)
                                                          ----------        ----------        ----------
Net Asset Value, Beginning of Period                      $     1.00        $     1.00        $     1.00
                                                          ----------        ----------        ----------
INVESTMENT ACTIVITIES
    Net investment income                                       0.05              0.05              0.01
    Net realized losses from investment transactions            0.00*            (0.00)*           (0.00)*
                                                          ----------        ----------        ----------
    Total from investment activities                            0.05              0.05              0.01
                                                          ----------        ----------        ----------
DIVIDENDS
    Net investment income                                      (0.05)            (0.05)            (0.01)
                                                          ----------        ----------        ----------
    Total dividends                                            (0.05)            (0.05)            (0.01)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $     1.00        $     1.00        $     1.00
                                                          ==========        ==========        ==========
TOTAL RETURN                                                    4.68%             5.13%             1.31%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                         $   99,984        $   89,270        $   30,159
Ratio of expenses to average net assets                         1.00%             1.00%             0.99%(c)
Ratio of net investment income to average net assets            4.23%             5.18%             4.00%(c)

* Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized






                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2001

                                                                     MATURITY               PRINCIPAL                     AMORTIZED
                                                     RATE              DATE                  AMOUNT                          COST
                                                     ----              ----                  ------                          ----
COMMERCIAL PAPER - 16.8%
FLORIDA - 2.8%
Gainesville Utilities                                2.65 %            9/7/01           $   2,000,000                 $   2,000,000
Sunshine State                                       2.35              9/6/01               1,000,000                     1,000,000
Sunshine State                                       2.30             10/2/01               1,000,000                     1,000,000
                                                                                                                          ---------
                                                                                                                          4,000,000
                                                                                                                          ---------
NEW YORK - 2.3%
IBM Tax-Exempt Trust                                 3.20             10/4/01               3,280,000                     3,280,000
                                                                                                                          ---------
TENNESSEE - 5.0%
Shelby County Series 1999A                           2.50             9/12/01               5,000,000                     5,000,000
Shelby County Series 2000                            2.40             10/5/01               2,000,000                     2,000,000
                                                                                                                          ---------
                                                                                                                          7,000,000
                                                                                                                          ---------
TEXAS - 3.6%
Harris County                                        2.60             10/1/01               5,000,000                     5,000,000
                                                                                                                          ---------
UTAH - 1.4%
Intermountain Power Agency                           2.65              9/7/01               2,000,000                     2,000,000
                                                                                                                          ---------
WISCONSIN - 1.7%
State General Obligations                            2.45              9/4/01               2,477,000                     2,477,000
                                                                                                                          ---------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $23,757,000)                                                                      23,757,000
                                                                                                                         ----------
MUNICIPAL BONDS AND NOTES - 14.2%
CALIFORNIA - 2.1%
Higher Education Loan Authority                      3.15              7/1/03               3,000,000                     3,000,000
                                                                                                                          ---------
ILLINOIS - 0.8%
Development Finance Authority                        3.50             7/24/02               1,125,000                     1,131,340
                                                                                                                          ---------
KANSAS - 0.8%
Wyandotte County, Unified Government,                4.10              2/1/02                 635,000                       635,496
Renewal Municipal - Temp Notes, Series 4

Wyandotte County, Unified Government,                4.10              2/1/02                 528,000                       528,413
Renewal Municipal - Temp Notes, Series 8                                                                                  ---------
                                                                                                                          1,163,909
                                                                                                                          ---------
NEW JERSEY - 3.5%
Township of North Brunswick                          3.75             2/21/02               5,000,000                     5,010,309
                                                                                                                          ---------
SOUTH CAROLINA - 2.0%
University of South Carolina Athletic Facility       3.40             2/22/02               2,800,000                     2,801,285
                                                                                                                          ---------
WISCONSIN - 5.0%
Hartford Unified School District, Tax & Revenue      4.75             10/1/01               1,000,000                     1,000,108
Anticipation Promissory Note

Ladysmith Hawkins School District, Tax &             5.02            10/16/01               3,200,000                     3,201,203
Revenue Anticipation Promissory Note

Merton Joint School District #9, Tax & Revenue       4.80            10/19/01               1,150,000                     1,150,361
Anticipation Promissory Note

Pecatonica  Area School District, Tax & Revenue      5.02             11/1/01                 650,000                       650,279
Anticipation Promissory Note

West de Pere School  District, Tax & Revenue         5.00            10/29/01               1,000,000                     1,000,454
Anticipation Promissory Note                                                                                              ---------
                                                                                                                          7,002,405
                                                                                                                          ---------
TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $20,109,248)                                                             20,109,248
                                                                                                                         ----------


                                   Continued

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2001

                                                                     MATURITY               PRINCIPAL                    AMORTIZED
                                                     RATE              DATE                  AMOUNT                        COST
                                                     ----              ----                  ------                        ----
VARIABLE MUNICIPAL BONDS - 68.5%
ARIZONA - 2.2%
Pinal County Industrial Development                  2.05 %            9/5/01           $   3,100,000                 $   3,100,000
Authority*                                                                                                                ---------


COLORADO - 2.0%
Health Facilities Authority Revenue*                 2.10              9/5/01               2,900,000                     2,900,000
                                                                                                                          ---------
FLORIDA - 11.0%
Hillsborough County Pollution Control                2.50              9/4/01               1,250,000                     1,250,000
Revenue*

Housing Finance Agency, Multi-Family*                2.05              9/5/01               6,000,000                     6,000,000
Housing Finance Agency, Multi-Family*                2.05              9/5/01               1,200,000                     1,200,000
Jacksonville Electric Authority Revenue*             2.55              9/4/01               5,300,000                     5,300,000
St. Lucie County Pollution Control Revenue*          2.55              9/4/01               2,000,000                     2,000,000
                                                                                                                          ---------
                                                                                                                         15,750,000
                                                                                                                         ----------
GEORGIA - 5.1%
Burke County Development Authority, Pollution        2.05              9/5/01                 960,000                       960,000
Control Revenue*

Cobb County Housing Authority*                       2.00              9/5/01               1,500,000                     1,500,000
De Kalb Private Hospital Authority Revenue*          2.05              9/5/01               4,800,000                     4,800,000
                                                                                                                          ---------
                                                                                                                          7,260,000
                                                                                                                          ---------
ILLINOIS - 1.4%
Health Facilities Authority Revenue*                 2.55              9/4/01               2,000,000                     2,000,000
                                                                                                                          ---------
INDIANA - 0.8%
Health Facility Finance Authority*                   2.10              9/5/01               1,100,000                     1,100,000
                                                                                                                          ---------
MARYLAND - 2.3%
State Health & Higher Educational Facilities         2.10              9/5/01               3,200,000                     3,200,000
Authority Revenue*                                                                                                        ---------


MICHIGAN - 5.2%
State Housing Authority*                             2.00              9/5/01               5,000,000                     5,000,000
State Strategic Fund, Detroit Symphony*              2.55              9/4/01               2,300,000                     2,300,000
                                                                                                                          ---------
                                                                                                                          7,300,000
                                                                                                                          ---------
MINNESOTA - 0.4%
Mankato Revenue Bonds*                               2.60              9/4/01                 500,000                       500,000
                                                                                                                            -------
NEBRASKA - 0.9%
Lancaster County, Hospital Authority Health          2.55              9/4/01               1,300,000                     1,300,000
Facilities Revenue,  Series A*                                                                                            ---------


NEVADA - 3.4%
Clark County, Airport Improvement Revenue,           2.00              9/5/01               4,772,000                     4,772,000
Series A-1*                                                                                                               ---------


NEW YORK - 8.5%
Koch Floating Rate Trust*                            2.31              9/6/01               6,035,000                     6,035,000
Long Island Power Authority*                         2.45              9/4/01               3,000,000                     3,000,000
Puttable Floating Option Tax Exempt Receipts*        2.95             6/27/02               3,000,000                     3,000,000
                                                                                                                          ---------

                                                                                                                         12,035,000
                                                                                                                         ----------
NORTH CAROLINA - 0.6%
Charlotte Airport Revenue, Series A*                 2.00              9/5/01                 900,000                       900,000
                                                                                                                            -------

                                   Continued

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2001


                                                                     MATURITY               PRINCIPAL                     AMORTIZED
                                                     RATE              DATE                  AMOUNT                        COST
                                                     ----              ----                  ------                        ----
OHIO - 3.2%
Cuyahoga County IDR*                                 1.95 %            9/5/01           $   1,600,000                 $   1,600,000
The Ohio State University General Receipts,          1.85              9/5/01               3,000,000                     3,000,000
Series B*                                                                                                                 ---------

                                                                                                                          4,600,000
                                                                                                                          ---------

PENNSYLVANIA - 6.6%
Allegheny County IDA*                                2.55              9/4/01               1,000,000                     1,000,000
Pennsylvania Higher Education*                       2.05              9/5/01               2,400,000                     2,400,000
Pennsylvania State University, Series A*             2.05              9/6/01               4,000,000                     4,000,000
Philadelphia IDR*                                    2.50              9/4/01               2,000,000                     2,000,000
                                                                                                                          ---------
                                                                                                                          9,400,000
                                                                                                                          ---------
PUERTO RICO - 7.1%
Commonwealth of Puerto Rico*                         1.75              9/6/01               7,000,000                     7,000,000
Commonwealth of Puerto Rico*                         2.73              8/1/02               3,000,000                     3,000,000
                                                                                                                          ---------
                                                                                                                         10,000,000
                                                                                                                         ----------
TEXAS - 0.6%
Grapevine Industrial Development Corp. Revenue,      2.50              9/4/01                 400,000                       400,000
 Series B1*

Grapevine Industrial Development Corp. Revenue,      2.50              9/4/01                 400,000                       400,000
 Series B4*                                                                                                                 -------

                                                                                                                            800,000
                                                                                                                          ---------
UTAH - 2.1%
Intermountain Power Authority*                       3.10             9/17/01               3,000,000                     3,000,000
                                                                                                                          ---------
WASHINGTON - 4.1%
State GO, Series 96B*                                1.95              9/5/01               2,000,000                     2,000,000
State Public Power Supply Systems Nuclear            1.95              9/5/01               3,800,000                     3,800,000
Project Number One Revenue, Series 1A-1*                                                                                  ---------

                                                                                                                          5,800,000
                                                                                                                          ---------
WISCONSIN - 1.0%
Sheboygan Pollution Control Revenue, Electric        2.40              9/6/01               1,400,000                     1,400,000
Power Company*                                                                                                            ---------


TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $97,117,000)                                                              97,117,000
                                                                                                                         ----------



TOTAL INVESTMENTS (AMORTIZED COST $140,983,248) (a)   -   99.5%                                                         140,983,248
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.5%                                                                            647,727
                                                                                                                            -------

TOTAL NET ASSETS   -   100.0%                                                                                         $ 141,630,975
                                                                                                                        ===========


------------

* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at August 31, 2001.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GO     -General Obligation
IDA    -Industrial Development Authority
IDR    -Industrial Development Revenue


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001



ASSETS:
Investments, at value                                                             $ 140,983,248
Cash                                                                                     83,147
Interest receivable                                                                     893,992
                                                                                  --------------
    TOTAL ASSETS                                                                    141,960,387

LIABILITIES:
Dividends payable                                               $ 304,246
Accrued expenses and other liabilities:
    Investment manager                                             25,099
    Distribution and shareholder servicing                             67
                                                                ----------
    TOTAL LIABILITIES                                                                   329,412
                                                                                  --------------
NET ASSETS                                                                        $ 141,630,975
                                                                                  ==============

COMPOSITION OF NET ASSETS:
Capital                                                                           $ 141,795,002
Accumulated net realized losses from
    investment transactions                                                            (164,027)
                                                                                  --------------
NET ASSETS                                                                        $ 141,630,975
                                                                                  ==============

Class A Shares
    Net Assets                                                                    $ 141,463,616
    Shares Outstanding                                                              141,627,643
    Net Asset Value, Offering Price
      and Redemption Price per share                                              $        1.00
                                                                                  ==============

Class D Shares
    Net Assets                                                                    $     167,359
    Shares Outstanding                                                                  167,359
    Net Asset Value, Offering Price
      and Redemption Price per share                                              $        1.00
                                                                                  ==============




STATEMENT OF OPERATIONS
 For the year ended August 31, 2001


INVESTMENT INCOME:
Interest                                                                          $   5,967,229
                                                                                  --------------
    TOTAL INVESTMENT INCOME                                                           5,967,229
EXPENSES:
Investment manager                                              $ 332,202
Distribution and shareholder servicing:
    Class D Shares                                                  1,012
Other                                                               5,806
                                                                ---------
    Total expenses before contractual
      fee reimbursements                                                                339,020
    Contractual fee reimbursements                                                       (5,806)
                                                                                 --------------
    NET EXPENSES                                                                        333,214
                                                                                 ---------------
NET INVESTMENT INCOME                                                                 5,634,015
                                                                                 ---------------
NET REALIZED LOSSES FROM INVESTMENT
    TRANSACTIONS                                                                           (602)
                                                                                 ---------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                      $ 5,633,413
                                                                                 ===============




                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE              FOR THE
                                                                    YEAR ENDED           YEAR ENDED
                                                                    AUGUST 31,           AUGUST 31,
                                                                      2001                 2000
                                                                  -------------       -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                         $   5,634,015       $   7,273,148
    Net realized gains/(losses) from investment transactions               (602)            (42,330)
                                                                  -------------       -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        5,633,413           7,230,818
                                                                  -------------       -------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                 (5,628,032)         (7,272,713)
      Class D Shares(a)                                                  (5,983)               (435)
                                                                  -------------       -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                      (5,634,015)         (7,273,148)
                                                                  -------------       -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                      (65,626,421)        (81,042,324)
                                                                  -------------       -------------
CHANGE IN NET ASSETS                                                (65,627,023)        (81,084,654)

NET ASSETS:
    Beginning of period                                             207,257,998         288,342,652
                                                                  -------------       -------------
    End of period                                                 $ 141,630,975       $ 207,257,998
                                                                  =============       =============


(a) Commencement of operations was June 19, 2000.



                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A


                                                                                 FOR THE YEARS ENDED AUGUST 31,
                                                               -----------------------------------------------------------------
                                                                 2001          2000          1999          1998          1997
                                                               ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period                           $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               ---------     ---------     ---------     ---------     ---------
INVESTMENT ACTIVITIES
    Net investment income                                           0.03          0.04          0.03          0.03          0.03
    Net realized gains/(losses) from investment transactions       (0.00)*       (0.00)*        0.00*         0.00*        (0.00)*
                                                               ---------     ---------     ---------     ---------     ---------
    Total from investment activities                                0.03          0.04          0.03          0.03          0.03
                                                               ---------     ---------     ---------     ---------     ---------
DIVIDENDS
    Net investment income                                          (0.03)        (0.04)        (0.03)        (0.03)        (0.03)
                                                               ---------     ---------     ---------     ---------     ---------
    Total dividends                                                (0.03)        (0.04)        (0.03)        (0.03)        (0.03)
                                                               ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                 $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               =========     =========     =========     =========     =========
TOTAL RETURN                                                        3.42%         3.67%         3.01%         3.41%         3.42%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $ 141,464     $ 207,183     $ 288,343     $ 268,657     $ 282,368
Ratio of expenses to average net assets                             0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average net assets                3.39%         3.57%         2.96%         3.35%         3.38%



FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                       FOR THE      FOR THE PERIOD
                                                      YEAR ENDED    JUNE 19, 2000
                                                      AUGUST 31,    TO AUGUST, 31
                                                         2001          2000(a)
                                                       -------         -------
Net Asset Value, Beginning of Period                   $  1.00         $  1.00
                                                       -------         -------
INVESTMENT ACTIVITIES
    Net investment income                                 0.03            0.01
    Net realized losses from investments                 (0.00)*         (0.00)*
                                                       -------         -------
    Total from investment activities                      0.03            0.01
                                                       -------         -------
DIVIDENDS
    Net investment income                                (0.03)          (0.01)
                                                       -------         -------
    Total dividends                                      (0.03)          (0.01)
                                                       -------         -------
NET ASSET VALUE, END OF PERIOD                         $  1.00         $  1.00
                                                       =======         =======
TOTAL RETURN                                              2.91%           0.70%(b)
DIVIDENDS
Net Assets at end of period (000)                      $   167         $    75
Ratio of expenses to average net assets                   0.70%           0.70%(c)
Ratio of net investment income to average net assets      2.96%           3.45%(c)



* Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not Annualized.
(c) Annualized.




                       See notes to financial statements.
                                       20

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001

1.       ORGANIZATION:

                  The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

2.       SIGNIFICANT ACCOUNTING POLICIES:

                  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


         SECURITY VALUATION:

                   Investments of the Portfolios are valued at amortized cost. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

         SECURITIES TRANSACTIONS AND RELATED INCOME:

                  Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

         REPURCHASE AGREEMENTS:

                   Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

         EXPENSE ALLOCATION:

                   Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

                                    Continued

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001


         DIVIDENDS TO SHAREHOLDERS:

                  The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly.

                  Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

                  The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets; temporary differences do not require reclassification.

         FEDERAL TAXES:

                  Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.       RELATED PARTY TRANSACTIONS:

         INVESTMENT ADVISOR:

                  Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

                  Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, trustee fees, and other miscellaneous non-recurring fees.

         DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

                  Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

                        NAME                               FEE RATE
                        ----                               --------
                        Class B  Shares                    0.25%
                        Class C  Shares                    0.10
                        Class D  Shares                    0.50
                        Class E  Shares                    0.80






                                    Continued

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001


         FEE REIMBURSEMENTS:

                  For the year ended August 31, 2001, fees reimbursed by the Manager are listed below:

                                                            CONTRACTUAL
         PORTFOLIO                                      FEE REIMBURSEMENTS
         ---------                                      ------------------
         U.S. Treasury Money Market                            $ 65,437
         General Money Market                                    25,872
         Tax-Exempt Money Market                                  5,806

4.       CAPITAL SHARE TRANSACTONS:

                  Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the year ended August 31, 2001:

                              U.S. TREASURY MONEY MARKET             GENERAL MONEY MARKET            TAX-EXEMPT MONEY MARKET
                                      PORTFOLIO                            PORTFOLIO                        PORTFOLIO
                           ---------------------------------  ---------------------------------   ------------------------------

                              FOR THE            FOR THE          FOR THE          FOR THE          FOR THE         FOR THE
                             YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                             AUGUST 31,         AUGUST 31,       AUGUST 31,       AUGUST 31,       AUGUST 31,      AUGUST 31,
                                2001               2000             2001             2000             2001            2000
                           --------------    --------------    --------------    --------------    ------------    ------------

CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from
   shares issued             $103,897,795       $96,695,109    $3,095,471,495    $3,412,978,913    $551,542,273    $581,846,881
   Dividends reinvested               345               326           164,538         1,354,083              35              34
   Cost of shares
   redeemed                  (109,267,933)      (96,050,414)   (3,109,313,466)   (3,275,008,997)   (617,260,709)   (662,964,618)
                           --------------    --------------    --------------    --------------    ------------    ------------
   Class A  shares
   capital transactions        (5,369,793)          645,021       (13,677,433)      139,323,999     (65,718,401)    (81,117,703)
                           --------------    --------------    --------------    --------------    ------------    ------------
CLASS B SHARES:
   Proceeds from
   shares issued              229,263,034       120,971,303        17,427,612         5,786,019               -               -

   Cost of shares
   redeemed                  (153,942,958)     (143,440,646)      (13,052,808)       (2,568,020)              -               -
                           --------------    --------------    --------------    --------------    ------------    ------------
   Class B shares
   capital transactions        75,320,076       (22,469,343)        4,374,804         3,217,999               -               -
                           --------------    --------------    --------------    --------------    ------------    ------------
CLASS D SHARES
   Proceeds from
   shares issued            1,553,647,189     1,346,010,697        56,174,250        47,332,825       1,312,272         150,400
   Cost of shares
   redeemed                (1,483,917,107)   (1,280,679,381)      (49,436,282)      (37,211,179)     (1,220,292)        (75,021)
                           --------------    --------------    --------------    --------------    ------------    ------------
   Class D shares
   capital transactions        69,730,082        65,331,316         6,737,968        10,121,646          91,980          75,379
                           --------------    --------------    --------------    --------------    ------------    ------------
CLASS E SHARES
   Proceeds from
   shares issued            1,752,948,047     2,446,602,487       310,862,831       184,924,778               -               -

   Dividends
   reinvested                          49                47                52                50               -               -
   Cost of shares
   redeemed                (1,673,790,896)   (2,317,978,223)     (300,182,174)     (125,810,397)              -               -
                           --------------    --------------    --------------    --------------    ------------    ------------
   Class E shares
   capital  transactions       79,157,200       128,624,311        10,680,709        59,114,431               -               -
                           --------------    --------------    --------------    --------------    ------------    ------------
CHANGE FROM CAPITAL
TRANSACTIONS                 $218,837,565      $172,131,305        $8,116,048      $211,778,075    $(65,626,421)   $(81,042,324)
                           ==============    ==============    ==============    ==============    ============    ============

                                   Continued

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001


                         U.S. TREASURY MONEY MARKET            GENERAL MONEY MARKET             TAX-EXEMPT MONEY MARKET
                                  PORTFOLIO                          PORTFOLIO                         PORTFOLIO
                       --------------------------------    --------------------------------    --------------------------------

                            FOR THE         FOR THE          FOR THE            FOR THE          FOR THE           FOR THE
                          YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                          AUGUST 31,        AUGUST 31,       AUGUST 31,        AUGUST 31,        AUGUST 31,        AUGUST 31,
                            2001              2000             2001              2000              2001              2000
                       --------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                 103,897,795        96,695,109     3,095,466,187     3,412,978,913       551,542,273       581,846,881
   Reinvested                     345               326           164,538         1,354,083                35                34
   Redeemed              (109,267,933)      (96,050,414)   (3,109,313,466)   (3,275,008,997)     (617,260,709)     (662,964,618)
                       --------------    --------------    --------------    --------------    --------------    --------------
   Change in Class A
   Shares                  (5,369,793)          645,021       (13,682,741)      139,323,999       (65,718,401)      (81,117,703)
                       --------------    --------------    --------------    --------------    --------------    --------------
CLASS B SHARES:

   Issued                 229,263,034       120,971,303        17,427,614         5,786,019                 -                 -
   Redeemed              (153,942,958)     (143,440,646)      (13,052,808)       (2,568,020)                -                 -
                       --------------    --------------    --------------    --------------    --------------    --------------
   Change in Class B
   Shares                  75,320,076       (22,469,343)        4,374,806         3,217,999                 -                 -
                       --------------    --------------    --------------    --------------    --------------    --------------
CLASS D SHARES

   Issued               1,553,647,189     1,346,010,697        56,173,996        47,332,825         1,312,272           150,400
   Redeemed            (1,483,917,107)   (1,280,679,381)      (49,436,282)      (37,211,179)       (1,220,292)          (75,021)
                       --------------    --------------    --------------    --------------    --------------    --------------
   Change in Class D
   Shares                  69,730,082        65,331,316         6,737,714        10,121,646            91,980            75,379
                       --------------    --------------    --------------    --------------    --------------    --------------
CLASS E SHARES

   Issued               1,752,948,047     2,446,602,487       310,868,391       184,924,778                 -                 -
   Reinvested                      49                47                52                50                 -                 -
   Redeemed            (1,673,790,896)   (2,317,978,223)     (300,182,174)     (125,810,397)                -                 -
                       --------------    --------------    --------------    --------------    --------------    --------------
   Change in Class E
   Shares                  79,157,200       128,624,311        10,686,269        59,114,431                 -                 -
                       --------------    --------------    --------------    --------------    --------------    --------------
CHANGE FROM SHARE
TRANSACTIONS              218,837,565       172,131,305         8,116,048       211,778,075       (65,626,421)      (81,042,324)
                       ==============    ==============    ==============    ==============    ==============    ==============


5.          REALIZED LOSS CARRYFORWARD:

                  For federal income tax purposes, the following Portfolios have realized loss carryforwards as of August 31, 2001, which are available to offset future realized gains, if any:

                    NAME                                    AMOUNT                         EXPIRES
---------------------------------------------  ---------------------------------   -----------------------
U.S. Treasury Money Market                                            $ 296,015                       2008
                                                                         21,859                       2009
                                               ---------------------------------
                                                                      $ 317,874
                                               =================================

U.S. Treasury Income                                                  $       7                       2005
                                                                             78                       2007
                                               ---------------------------------
                                                                      $      85
                                               =================================

General Money Market                                                  $ 118,176                       2005
                                                                         51,799                       2008
                                               ---------------------------------
                                                                      $ 169,975
                                               =================================



                                   Continued

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001

                                                            AMOUNT                       EXPIRES
---------------------------------------------  ------------------------------------------------------------
Tax-Exempt Money Market
                                                                      $  49,749                       2003
                                                                         54,799                       2004
                                                                          1,943                       2005
                                                                         12,059                       2006
                                                                          2,545                       2008
                                                                         42,330                       2009
                                               ---------------------------------
                                                                      $ 163,425
                                               =================================



6.       FEDERAL INCOME TAX INFORMATION

                  During the fiscal year ended August 31, 2001, the Tax-Exempt Money Market Portfolio paid tax-exempt income distributions in the amount of $ 5,985,761.

                  Losses incurred after October 31, within the Portfolios fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios have incurred and will elect to defer the following realized losses:

                              NAME                           AMOUNT
         -------------------------------------       ------------------------
         Tax-Exempt Money Market                                      $  602



                                   Continued

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of The Valiant Fund


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (separate portfolios constituting The Valiant Fund, hereafter referred to as the "Funds") at August 31, 2001, the results of each of their operations for the periods then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Columbus, Ohio
October 5, 2001





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